Reserves for Closed Properties (Reserves for Closed Properties) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Jul. 03, 2016	Sep. 27, 2015	Sep. 28, 2014
Restructuring Reserve [Roll Forward]
Beginning Balance	$ 28	$ 31	$ 36
Additions	4	9	4
Usage	(8)	(13)	(11)
Adjustments	2	1	2
Ending Balance	$ 26	$ 28	$ 31